Subsequent Events - Additional Information (Details) - $ / shares	May 09, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Exercise price of warrants or rights outstanding	$ 11.5
Common stock price in exchange for warrant tendered by holder	0.23
Class of warrant outstanding upon the closing of the offer be converted into common stock price	0.207
Class of warrant converted into common stock percentage higher of market value	10.00%
Warrants and Rights Outstanding, Maturity Date	Jun. 07, 2023
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Percentage of minimum vote or written consent require for warrant amendments	50.00%
Percentage of warrants agreed to tender in offer to consent	19.40%
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Percentage of minimum vote or written consent require for warrant amendments	50.00%
Percentage of warrants agreed to tender in offer to consent	59.30%
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Warrant exercisable into shares of common stock	1
Common stock, par value	$ 0.0001